Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 13 — STOCKHOLDERS’ EQUITY

Series A Convertible Preferred Stock

The Company issued 2 shares of Series A Convertible Preferred Stock (“Series A”), having the rights, preferences, privileges, powers and restrictions set forth in the Certificate of Designation filed with the Secretary of State of Delaware. The Company has the right to convert, at its sole option, each share of Series A into Class A Common Stock equal to 1% of the outstanding shares of Class A Common Stock at the time of conversion. Each one share of Series A shall entitle the Series A Holder to voting rights equal to 88,889 votes of Class A Common Stock. On January 12, 2012, the Series A Convertible Preferred Stock was converted into 79,522 shares of Common Stock. As of December 31, 2013 and 2012, no shares of Series A Convertible Preferred Stock were outstanding.

Series B Preferred Stock

The Series B Preferred Stock, par value $0.001 per share, has the rights, privileges, preferences and restrictions set for in the Certificate of Designation (the “Certificate of Designation”) filed by the Corporation with the Secretary of State of the State of Delaware (“Delaware Secretary of State”) on September 23, 2011.

The one (1) share of the Series B Preferred shall have voting rights equal to (x) the total issued and outstanding Common Stock and preferred stock eligible to vote at the time of the respective vote divided by (y) forty nine one-hundredths (0.49) minus (z) the total issued and outstanding Common Stock and preferred stock eligible to vote at the time of the respective vote.  For the avoidance of doubt, if the total issued and outstanding Common Stock eligible to vote at the time of the respective vote is 5,000,000, the voting rights of the Series B Preferred Stock shall be equal to 5,204,082 (e.g. (5,000,000/0.49) – 5,000,000 = 5,204,082).

Common Stock

The Company is authorized to issue 75,000,000 shares of common stock, par value $.00001 per share. At December 31, 2013 and December 31, 2012, there were 3,922,566 and 3,898,364 common shares issued and outstanding, respectively.